CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Cash and cash equivalents at the beginning of the year	€ 1,362,406	€ 897,946	€ 793,664
Cash flows from operating activities:
Profit before taxes	1,042,231	667,035	875,364
Amortization and depreciation	455,989	426,637	351,946
Provision accruals	30,284	25,805	14,253
Result from investments	(6,896)	(4,647)	(3,522)
Net finance costs	33,257	49,092	42,082
Other non-cash expenses, net	23,941	39,073	38,987
Change in inventories	(81,309)	(67,797)	(40,627)
Change in trade receivables	1,771	44,477	(22,377)
Change in trade payables	72,568	8,594	53,940
Change in receivables from financing activities	(122,746)	(69,376)	(76,694)
Change in other operating assets and liabilities	(29,840)	(137,313)	145,547
Finance income received	1,679	2,109	3,274
Finance costs paid	(29,202)	(54,427)	(42,600)
Income tax paid	(109,001)	(91,051)	(33,480)
Total cash flows from operating activities	1,282,726	838,211	1,306,093
Cash flows used in investing activities:
Investments in property, plant and equipment	(352,316)	(357,018)	(352,154)
Investments in intangible assets	(384,827)	(351,978)	(353,458)
Proceeds from the sale of property, plant and equipment and intangible assets	4,405	969	4,539
Total cash flows used in investing activities	(732,738)	(708,027)	(701,073)
Cash flows (used in)/from financing activities:
Repayment of bonds and notes	(500,000)	0	(315,395)
Proceeds from bonds and notes	149,495	640,073	298,316
Net change in borrowings to banks and other financial institutions	121,385	(1,740)	(3,516)
Proceeds from securitizations, net of repayments	71,444	44,126	92,173
Repayment of lease liabilities	(21,605)	(20,035)	(3,896)
Net change in other debt	(8,037)	18,081	12,322
Dividends paid to owners of the parent	(160,101)	(208,100)	(192,664)
Dividends paid to non-controlling interests	(1,354)	(2,929)	(2,120)
Share repurchases	(230,899)	(129,793)	(386,749)
Total cash flows (used in)/from financing activities	(579,672)	339,683	(501,529)
Translation exchange differences	11,424	(5,407)	791
Total change in cash and cash equivalents	(18,260)	464,460	104,282
Cash and cash equivalents at the end of the year	€ 1,344,146	€ 1,362,406	€ 897,946